Accrued Liabilties and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accrued Liabilties and Other Payables [Abstract]
Schedule of Accrued Liabilties and Other Payables

Accrued liabilities and other payables consist of the following:

	June 30, 2025	December 31, 2024
Accrued expenses	$234,039	$201,455
Customer deposit	6,678	6,349
Withholding tax payable	8,343	4,361
Independent director fee payable	-	20,000
Compensation payable (Note 1)	86,267	100,802
Other payables	9,524	167,762
	$344,851	$500,729

Note 1:	Compensation payable represents a claim relating to an employee of the subsidiary.

Accrued liabilities and other payables consist of the following:

	December 31,
	2024	2023
Accrued expenses	$201,455	$43,633
Customer deposit	6,349	-
Withholding tax payable	4,361	7,349
Independent director fee payable	20,000	-
Compensation payable (Note 1)	100,802	144,015
Other payables	167,762	46,616
	$500,729	$241,613

Note 1:	Compensation payable represents a claim relating to an employee of the subsidiary. On April 23, 2023, a settlement agreement was entered into with the employee, with compensation payable over 12 instalments commencing April 2023.